SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - FAIR VALUE MEASUREMENTS - UNOBSERVABLE INPUT RECONCILIATION (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Available-for-sale Securities [Member] | Corporate Debt Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Purchases, sales, issuances and settlements, net	$ (292.3)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases, Sales, Issuances, Settlements [Abstract]
Purchases	5.8
Sales	(298.1)
Issuances	0
Settlements	0
Available-for-sale Securities [Member] | Corporate Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, measurement with unobservable inputs reconciliation, beginning balance	1,925.1		2,103.7
Cumulative effect of accounting change			(5.9)	[1]
Purchases, sales, issuances and settlements, net	(292.3)	[2]	112.3
Total realized and unrealized gains (losses) included in net income	(17.0)		(72.8)
Total realized and unrealized gains (losses) included in accumulated other comprehensive income (loss)	16.0		64.1
Transfers into level 3	43.3	[3]	9.6	[4]
Transfers out of level 3	(1,378.9)	[3],[5]	(285.9)	[4]
Fair value, measurement with unobservable inputs reconciliation, ending balance	296.2		1,925.1
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Amount of Total Gains Losses Included in Net Income Related to Assets Liabilities Still Held at the Reporting Date	0		0
Available-for-sale Securities [Member] | US Treasury and Government [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Purchases, sales, issuances and settlements, net	(0.1)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases, Sales, Issuances, Settlements [Abstract]
Purchases	0
Sales	(0.1)
Issuances	0
Settlements	0
Available-for-sale Securities [Member] | US Treasury and Government [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, measurement with unobservable inputs reconciliation, beginning balance	2.0		2.2
Cumulative effect of accounting change			0	[1]
Purchases, sales, issuances and settlements, net	(0.1)	[2]	(0.1)
Total realized and unrealized gains (losses) included in net income	0		0
Total realized and unrealized gains (losses) included in accumulated other comprehensive income (loss)	(0.3)		(0.1)
Transfers into level 3	0	[3]	0	[4]
Transfers out of level 3	0	[3],[5]	0	[4]
Fair value, measurement with unobservable inputs reconciliation, ending balance	1.6		2.0
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Amount of Total Gains Losses Included in Net Income Related to Assets Liabilities Still Held at the Reporting Date	0		0
Available-for-sale Securities [Member] | US States and Political Subdivisions Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, measurement with unobservable inputs reconciliation, beginning balance	2.5		1.8
Cumulative effect of accounting change			0	[1]
Purchases, sales, issuances and settlements, net	0	[2]	0
Total realized and unrealized gains (losses) included in net income	0		0
Total realized and unrealized gains (losses) included in accumulated other comprehensive income (loss)	0.1		0.4
Transfers into level 3	2.0	[3]	2.1	[4]
Transfers out of level 3	(2.5)	[3],[5]	(1.8)	[4]
Fair value, measurement with unobservable inputs reconciliation, ending balance	2.1		2.5
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Amount of Total Gains Losses Included in Net Income Related to Assets Liabilities Still Held at the Reporting Date	0		0
Available-for-sale Securities [Member] | Asset-backed Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Purchases, sales, issuances and settlements, net	(4.1)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases, Sales, Issuances, Settlements [Abstract]
Purchases	0.2
Sales	(4.3)
Issuances	0
Settlements	0
Available-for-sale Securities [Member] | Asset-backed Securities [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, measurement with unobservable inputs reconciliation, beginning balance	182.3		168.1
Cumulative effect of accounting change			0	[1]
Purchases, sales, issuances and settlements, net	(4.1)	[2]	24.2
Total realized and unrealized gains (losses) included in net income	0		(11.2)
Total realized and unrealized gains (losses) included in accumulated other comprehensive income (loss)	4.8		24.2
Transfers into level 3	39.4	[3]	10.0	[4]
Transfers out of level 3	(142.7)	[3],[5]	(33.0)	[4]
Fair value, measurement with unobservable inputs reconciliation, ending balance	79.7		182.3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Amount of Total Gains Losses Included in Net Income Related to Assets Liabilities Still Held at the Reporting Date	0		0
Available-for-sale Securities [Member] | Collateralized Debt Obligations [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Purchases, sales, issuances and settlements, net	69.4
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases, Sales, Issuances, Settlements [Abstract]
Purchases	182.2
Sales	(112.8)
Issuances	0
Settlements	0
Available-for-sale Securities [Member] | Collateralized Debt Obligations [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, measurement with unobservable inputs reconciliation, beginning balance	256.5		92.8
Cumulative effect of accounting change			(5.7)	[1]
Purchases, sales, issuances and settlements, net	69.4	[2]	160.2
Total realized and unrealized gains (losses) included in net income	1.5		(0.3)
Total realized and unrealized gains (losses) included in accumulated other comprehensive income (loss)	(0.1)		9.5
Transfers into level 3	0	[3]	0	[4]
Transfers out of level 3	0	[3],[5]	0	[4]
Fair value, measurement with unobservable inputs reconciliation, ending balance	327.3		256.5
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Amount of Total Gains Losses Included in Net Income Related to Assets Liabilities Still Held at the Reporting Date	0		0
Available-for-sale Securities [Member] | Commercial Mortgage Backed Securities [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, measurement with unobservable inputs reconciliation, beginning balance	0		13.7
Cumulative effect of accounting change			0	[1]
Purchases, sales, issuances and settlements, net	0	[2]	0
Total realized and unrealized gains (losses) included in net income	0		0
Total realized and unrealized gains (losses) included in accumulated other comprehensive income (loss)	0.2		0
Transfers into level 3	17.1	[3]	0	[4]
Transfers out of level 3	0	[3],[5]	(13.7)	[4]
Fair value, measurement with unobservable inputs reconciliation, ending balance	17.3		0
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Amount of Total Gains Losses Included in Net Income Related to Assets Liabilities Still Held at the Reporting Date	0		0
Available-for-sale Securities [Member] | Mortgage Pass Through Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Purchases, sales, issuances and settlements, net	(1.3)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases, Sales, Issuances, Settlements [Abstract]
Purchases	0
Sales	(1.3)
Issuances	0
Settlements	0
Available-for-sale Securities [Member] | Mortgage Pass Through Securities [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, measurement with unobservable inputs reconciliation, beginning balance	3.5		4.2
Cumulative effect of accounting change			0	[1]
Purchases, sales, issuances and settlements, net	(1.3)	[2]	(0.7)
Total realized and unrealized gains (losses) included in net income	0		0
Total realized and unrealized gains (losses) included in accumulated other comprehensive income (loss)	0		0
Transfers into level 3	0	[3]	0	[4]
Transfers out of level 3	0	[3],[5]	0	[4]
Fair value, measurement with unobservable inputs reconciliation, ending balance	2.2		3.5
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Amount of Total Gains Losses Included in Net Income Related to Assets Liabilities Still Held at the Reporting Date	0		0
Available-for-sale Securities [Member] | Collateralized Mortgage Obligations [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Purchases, sales, issuances and settlements, net	28.4
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases, Sales, Issuances, Settlements [Abstract]
Purchases	63.6
Sales	(35.2)
Issuances	0
Settlements	0
Available-for-sale Securities [Member] | Collateralized Mortgage Obligations [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, measurement with unobservable inputs reconciliation, beginning balance	197.1		11.4
Cumulative effect of accounting change			0	[1]
Purchases, sales, issuances and settlements, net	28.4	[2]	174.8
Total realized and unrealized gains (losses) included in net income	(2.1)		(0.8)
Total realized and unrealized gains (losses) included in accumulated other comprehensive income (loss)	3.7		5.5
Transfers into level 3	3.9	[3]	17.3	[4]
Transfers out of level 3	(106.2)	[3],[5]	(11.1)	[4]
Fair value, measurement with unobservable inputs reconciliation, ending balance	124.8		197.1
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Amount of Total Gains Losses Included in Net Income Related to Assets Liabilities Still Held at the Reporting Date	0		0
Available-for-sale Securities [Member] | Total Fixed Maturities, Available For Sale [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Purchases, sales, issuances and settlements, net	(200.0)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases, Sales, Issuances, Settlements [Abstract]
Purchases	251.8
Sales	(451.8)
Issuances	0
Settlements	0
Available-for-sale Securities [Member] | Total Fixed Maturities, Available For Sale [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, measurement with unobservable inputs reconciliation, beginning balance	2,569.0		2,397.9
Cumulative effect of accounting change			(11.6)	[1]
Purchases, sales, issuances and settlements, net	(200.0)	[2]	470.7
Total realized and unrealized gains (losses) included in net income	(17.6)		(85.1)
Total realized and unrealized gains (losses) included in accumulated other comprehensive income (loss)	24.4		103.6
Transfers into level 3	105.7	[3]	39.0	[4]
Transfers out of level 3	(1,630.3)	[3],[5]	(345.5)	[4]
Fair value, measurement with unobservable inputs reconciliation, ending balance	851.2		2,569.0
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Amount of Total Gains Losses Included in Net Income Related to Assets Liabilities Still Held at the Reporting Date	0		0
Equity Securities Classification [Member] | Equity Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Purchases, sales, issuances and settlements, net	94.0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases, Sales, Issuances, Settlements [Abstract]
Purchases	99.2
Sales	(5.2)
Issuances	0
Settlements	0
Equity Securities Classification [Member] | Equity Securities [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, measurement with unobservable inputs reconciliation, beginning balance	30.6		30.9
Cumulative effect of accounting change			0	[1]
Purchases, sales, issuances and settlements, net	94.0	[2]	0.1
Total realized and unrealized gains (losses) included in net income	(4.0)		0
Total realized and unrealized gains (losses) included in accumulated other comprehensive income (loss)	(0.9)		(0.4)
Transfers into level 3	37.5	[3]	0	[4]
Transfers out of level 3	0	[3],[5]	0	[4]
Fair value, measurement with unobservable inputs reconciliation, ending balance	157.2		30.6
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Amount of Total Gains Losses Included in Net Income Related to Assets Liabilities Still Held at the Reporting Date	0		0
Trading Securities [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, measurement with unobservable inputs reconciliation, beginning balance	4.7		3.7
Cumulative effect of accounting change			0	[1]
Purchases, sales, issuances and settlements, net	(0.5)	[2]	0
Total realized and unrealized gains (losses) included in net income	0.2		0.7
Total realized and unrealized gains (losses) included in accumulated other comprehensive income (loss)	0		0
Transfers into level 3	0.4	[3]	0.3	[4]
Transfers out of level 3	0	[3],[5]	0	[4]
Fair value, measurement with unobservable inputs reconciliation, ending balance	4.8		4.7
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Amount of Total Gains Losses Included in Net Income Related to Assets Liabilities Still Held at the Reporting Date	0.2		0.7
Investments Held By Variable Interest Entities [Member] | Corporate Securities Held By Variable Interest Entities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Purchases, sales, issuances and settlements, net	(7.9)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases, Sales, Issuances, Settlements [Abstract]
Purchases	0
Sales	(7.9)
Issuances	0
Settlements	0
Investments Held By Variable Interest Entities [Member] | Corporate Securities Held By Variable Interest Entities [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, measurement with unobservable inputs reconciliation, beginning balance	6.7		0
Cumulative effect of accounting change			6.9	[1]
Purchases, sales, issuances and settlements, net	(7.9)	[2]	(1.0)
Total realized and unrealized gains (losses) included in net income	1.5		0
Total realized and unrealized gains (losses) included in accumulated other comprehensive income (loss)	(0.3)		0.8
Transfers into level 3	0	[3]	0	[4]
Transfers out of level 3	0	[3],[5]	0	[4]
Fair value, measurement with unobservable inputs reconciliation, ending balance	0		6.7
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Amount of Total Gains Losses Included in Net Income Related to Assets Liabilities Still Held at the Reporting Date	0		0
Securities Lending Collateral [Member] | Securities Lending Collateral, Corporate Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, measurement with unobservable inputs reconciliation, beginning balance			13.7
Cumulative effect of accounting change			0	[1]
Purchases, sales, issuances and settlements, net			(13.7)
Total realized and unrealized gains (losses) included in net income			0
Total realized and unrealized gains (losses) included in accumulated other comprehensive income (loss)			0
Transfers into level 3			0	[4]
Transfers out of level 3			0	[4]
Fair value, measurement with unobservable inputs reconciliation, ending balance			0
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Amount of Total Gains Losses Included in Net Income Related to Assets Liabilities Still Held at the Reporting Date			0
Securities Lending Collateral [Member] | Securities Lending Collateral, Asset Backed Securities [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, measurement with unobservable inputs reconciliation, beginning balance			22.9
Cumulative effect of accounting change			0	[1]
Purchases, sales, issuances and settlements, net			(20.9)
Total realized and unrealized gains (losses) included in net income			0
Total realized and unrealized gains (losses) included in accumulated other comprehensive income (loss)			0
Transfers into level 3			0	[4]
Transfers out of level 3			(2.0)	[4]
Fair value, measurement with unobservable inputs reconciliation, ending balance			0
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Amount of Total Gains Losses Included in Net Income Related to Assets Liabilities Still Held at the Reporting Date			0
Securities Lending Collateral [Member] | Total Securities Lending Collateral [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, measurement with unobservable inputs reconciliation, beginning balance			36.6
Cumulative effect of accounting change			0	[1]
Purchases, sales, issuances and settlements, net			(34.6)
Total realized and unrealized gains (losses) included in net income			0
Total realized and unrealized gains (losses) included in accumulated other comprehensive income (loss)			0
Transfers into level 3			0	[4]
Transfers out of level 3			(2.0)	[4]
Fair value, measurement with unobservable inputs reconciliation, ending balance			0
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Amount of Total Gains Losses Included in Net Income Related to Assets Liabilities Still Held at the Reporting Date			0
Other Invested Assets [Member] | Other Invested Assets [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Purchases, sales, issuances and settlements, net	25.0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases, Sales, Issuances, Settlements [Abstract]
Purchases	25.0
Sales	0
Issuances	0
Settlements	0
Other Invested Assets [Member] | Other Invested Assets [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, measurement with unobservable inputs reconciliation, beginning balance	0		2.4
Cumulative effect of accounting change			(2.4)	[1]
Purchases, sales, issuances and settlements, net	25.0	[2]	0
Total realized and unrealized gains (losses) included in net income	(6.7)		0
Total realized and unrealized gains (losses) included in accumulated other comprehensive income (loss)	0		0
Transfers into level 3	0	[3]	0	[4]
Transfers out of level 3	0	[3],[5]	0	[4]
Fair value, measurement with unobservable inputs reconciliation, ending balance	18.3		0
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Amount of Total Gains Losses Included in Net Income Related to Assets Liabilities Still Held at the Reporting Date	(6.7)		0
Corporate Debt Securities [Member] | Trading Securities [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, measurement with unobservable inputs reconciliation, beginning balance	2.9		2.4
Cumulative effect of accounting change			0	[1]
Purchases, sales, issuances and settlements, net	0	[2]	0
Total realized and unrealized gains (losses) included in net income	0.1		0.5
Total realized and unrealized gains (losses) included in accumulated other comprehensive income (loss)	0		0
Transfers into level 3	0	[3]	0	[4]
Transfers out of level 3	0	[3],[5]	0	[4]
Fair value, measurement with unobservable inputs reconciliation, ending balance	3.0		2.9
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Amount of Total Gains Losses Included in Net Income Related to Assets Liabilities Still Held at the Reporting Date	0.1		0.5
Collateralized Mortgage Obligations [Member] | Trading Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Purchases, sales, issuances and settlements, net	(0.5)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases, Sales, Issuances, Settlements [Abstract]
Purchases	0
Sales	(0.5)
Issuances	0
Settlements	0
Collateralized Mortgage Obligations [Member] | Trading Securities [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, measurement with unobservable inputs reconciliation, beginning balance	0.4		0
Cumulative effect of accounting change			0	[1]
Purchases, sales, issuances and settlements, net	(0.5)	[2]	0
Total realized and unrealized gains (losses) included in net income	0.1		0.1
Total realized and unrealized gains (losses) included in accumulated other comprehensive income (loss)	0		0
Transfers into level 3	0.4	[3]	0.3	[4]
Transfers out of level 3	0	[3],[5]	0	[4]
Fair value, measurement with unobservable inputs reconciliation, ending balance	0.4		0.4
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Amount of Total Gains Losses Included in Net Income Related to Assets Liabilities Still Held at the Reporting Date	0.1		0.1
Equity Securities [Member] | Trading Securities [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, measurement with unobservable inputs reconciliation, beginning balance	1.4		1.3
Cumulative effect of accounting change			0	[1]
Purchases, sales, issuances and settlements, net	0	[2]	0
Total realized and unrealized gains (losses) included in net income	0		0.1
Total realized and unrealized gains (losses) included in accumulated other comprehensive income (loss)	0		0
Transfers into level 3	0	[3]	0	[4]
Transfers out of level 3	0	[3],[5]	0	[4]
Fair value, measurement with unobservable inputs reconciliation, ending balance	1.4		1.4
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Amount of Total Gains Losses Included in Net Income Related to Assets Liabilities Still Held at the Reporting Date	0		0.1
Interest Sensitive Products [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Purchases, sales, issuances and settlements, net	(62.5)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Purchases, Sales, Issuances, Settlements [Abstract]
Purchases	(119.8)
Sales	54.5
Issues	(34.6)
Settlements	37.4
Interest Sensitive Products [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, measurement with unobservable inputs reconciliation, beginning balance	(553.2)		(496.0)
Cumulative effect of accounting change			0	[1]
Purchases, sales, issuances and settlements, net	(62.5)	[2]	(20.0)
Total realized and unrealized gains (losses) included in net income	(54.1)		(37.2)
Total realized and unrealized gains (losses) included in accumulated other comprehensive income (loss)	0		0
Transfers into level 3	0	[3]	0	[4]
Transfers out of level 3	0	[3],[5]	0	[4]
Fair value, measurement with unobservable inputs reconciliation, ending balance	(669.8)		(553.2)
Amount of Total Gains Losses Included in Net Income Related to Assets Liabilities Still Held at the Reporting Date	$ (54.1)		$ (37.2)

[1]	Amounts represent adjustments to investments related to a VIE that was required to be consolidated effective January 1, 2010, as well as the reclassification of investments of a VIE which was consolidated at December 31, 2009.
[2]	Purchases, sales, issuances and settlements, net, represent the activity that occurred during the period that results in a change of the asset or liability but does not represent changes in fair value for the instruments held at the beginning of the period. Such activity primarily consists of purchases and sales of fixed maturity, equity and trading securities, purchases and settlements of derivative instruments, and changes to embedded derivative instruments related to insurance products resulting from the issuance of new contracts, or changes to existing contracts
[3]	Transfers in/out of Level 3 are reported as having occurred at the beginning of the period
[4]	Transfers in/out of Level 3 are reported as having occurred at the beginning of the period.
[5]	Transfers out of Level 3 are primarily related to our re-evaluation of the observability of pricing inputs related to investment grade privately placed securities